Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	$ (2,396)
Debt, Long-term and Short-term, Combined Amount	1,023,567	$ 826,844
Debt Instrument, Fair Value Disclosure	1,045,334	847,520
Total debt, Gross [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, Long-term and Short-term, Combined Amount	1,035,585	839,429
Fair value, recurring measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	20,177	24,354
Financial and Nonfinancial Liabilities, Fair Value Disclosure	16,338	39,634
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	144	13,370
Derivative Liability	(12,895)
Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	(915)	(25,348)
Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	15,268	9,202
Derivative Liability	(2,486)	(14,201)
Foreign Exchange Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,765	1,782
Derivative Liability	(42)	(85)
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	16,658	12,215
Derivative Liability		(899)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	11,865	10,433
Foreign Currency Contract, Asset, Fair Value Disclosure	10,754	9,202
Not Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,793	1,782
Derivative Liability	(42)	(85)
Foreign Currency Contract, Asset, Fair Value Disclosure	4,765	1,782
Fair Value, Inputs, Level 2 [Member] | Fair value, recurring measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	20,177	24,354
Financial and Nonfinancial Liabilities, Fair Value Disclosure	16,338	39,634
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	144	13,370
Derivative Liability	(12,895)
Fair Value, Inputs, Level 2 [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	(915)	(25,348)
Fair Value, Inputs, Level 2 [Member] | Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	15,268
Derivative Liability	(2,486)	$ (14,201)
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ (42)